UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza
Suite 200
Oakbrook Terrace, IL 60181
(Address of principal executive offices)(Zip code)

ALEXANDER D. HUDSON

Chief Operating Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P. C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies.
Item 13.	Exhibits.

Item 1.   Reports to Stockholders.

Annual Report
December 31, 2019

ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181
(800) 621-9215

February 26, 2020

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2019 Annual Report for Plan Investment Fund, Inc. (“PIF”).

Utilization continued its expansion this year and reached 62% of Blue Cross and Blue Shield entities with $18 billion of annual trading volume. Assets under management also increased by 27% during the year.

We look forward to continuing to strengthen our relationships and provide top tier solutions and service excellence in 2020.

Sincerely,

Susan A. Pickar President and Chief Executive Officer

Past Performance Does Not Guarantee Future Results. The Portfolios may experience negative performance.

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio Schedule of Investments December 31, 2019

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost
TOTAL INVESTMENTS – 50.8%
U.S. TREASURY OBLIGATIONS – 15.7%
$71,595,000	U.S. Treasury Bill (1)	1.57%	01/28/20	$71,510,697
555,000	U.S. Treasury Bill (1)	1.85%	02/20/20	553,574
18,265,000	U.S. Treasury Bill (1)	1.84%	02/27/20	18,211,788
7,310,000	U.S. Treasury Bill (1)	1.68%	04/09/20	7,276,149
4,490,000	U.S. Treasury Bill (1)	1.62%	04/16/20	4,468,583
44,595,000	U.S. Treasury Bill (1)	1.61%	04/23/20	44,347,046
10,535,000	U.S. Treasury Bill (1)	1.54%	05/07/20	10,477,951
2,500,000	U.S. Treasury Bill (1)	1.74%	09/10/20	2,469,429
2,320,000	U.S. Treasury Note	2.25%	03/31/20	2,321,120
1,055,000	U.S. Treasury Note	1.13%	04/30/20	1,051,758
10,900,000	U.S. Treasury Note	1.38%	04/30/20	10,892,409
4,470,000	U.S. Treasury Note	2.38%	04/30/20	4,477,540
15,000,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.03%)	1.56%	04/30/20	14,999,867
6,450,000	U.S. Treasury Note	3.50%	05/15/20	6,489,685
1,860,000	U.S. Treasury Note	1.50%	05/31/20	1,857,322
260,000	U.S. Treasury Note	1.63%	06/30/20	259,700
19,250,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.12%)	1.64%	01/31/21	19,245,358
940,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.14%)	1.66%	04/30/21	938,979
3,000,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.22%)	1.75%	07/31/21	3,000,000
3,760,000	U.S. Treasury Note (2) (3 Month U.S. Treasury Money Market + 0.30%)	1.83%	10/31/21	3,764,099
	Total U.S. Treasury Obligations (Cost $228,613,054)			228,613,054

AGENCY OBLIGATIONS – 35.1% (3)
4,990,000	Federal Farm Credit Banks Funding Corp. (1)	2.37%	02/04/20	4,978,831
15,000,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	1.64%	02/04/20	15,000,000
8,240,000	Federal Farm Credit Banks Funding Corp. (1)	2.29%	03/10/20	8,203,833
7,410,000	Federal Farm Credit Banks Funding Corp. (1)	2.31%	03/24/20	7,370,536
5,770,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	1.69%	06/15/20	5,769,924
1,570,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.01%)	1.74%	06/18/20	1,569,985
1,985,000	Federal Farm Credit Banks Funding Corp. (1)	1.78%	07/06/20	1,966,646
4,880,000	Federal Farm Credit Banks Funding Corp. (1)	1.60%	08/14/20	4,830,983
3,870,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.05%)	1.69%	08/17/20	3,870,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2019 (Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost
AGENCY OBLIGATIONS (continued)
$5,305,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR - 0.04%)	1.68%	09/11/20	$5,304,890
2,680,000	Federal Farm Credit Banks Funding Corp. (1)	1.60%	09/28/20	2,647,721
5,035,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.11%)	1.65%	01/15/21	5,035,000
8,545,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR + 0.05%)	1.78%	04/16/21	8,545,000
10,000,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.02%)	1.75%	04/22/21	10,002,579
4,380,000	Federal Farm Credit Banks Funding Corp. (2) (3 Month U.S. Treasury Money Market + 0.26%)	1.79%	06/17/21	4,379,366
2,515,000	Federal Farm Credit Banks Funding Corp. (2) (3 Month U.S. Treasury Money Market + 0.23%)	1.75%	07/08/21	2,515,000
9,825,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.08%)	1.62%	07/09/21	9,825,000
1,080,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR + 0.11%)	1.82%	07/09/21	1,080,000
5,275,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.07%)	1.61%	08/20/21	5,275,000
785,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR + 0.13%)	1.84%	10/08/21	785,000
1,535,000	Federal Farm Credit Banks Funding Corp. (2) (1 Month USD LIBOR + 0.11%)	1.85%	11/12/21	1,535,000
2,895,000	Federal Farm Credit Banks Funding Corp. (2) (1 Day USD SOFR + 0.19%)	1.73%	11/18/21	2,895,000
2,345,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.04%)	1.71%	01/14/20	2,345,000
4,755,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.01%)	1.55%	01/17/20	4,755,000
4,145,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.05%)	1.59%	01/17/20	4,145,000
495,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.05%)	1.59%	01/17/20	495,000
2,795,000	Federal Home Loan Banks (1)	1.65%	01/24/20	2,792,057
6,970,000	Federal Home Loan Banks (1)	1.57%	01/31/20	6,960,910
10,240,000	Federal Home Loan Banks (1)	1.55%	02/05/20	10,224,599
12,295,000	Federal Home Loan Banks (1)	1.54%	02/07/20	12,275,552
35,000,000	Federal Home Loan Banks (1)	1.57%	02/12/20	34,935,192
1,770,000	Federal Home Loan Banks (1)	1.83%	02/13/20	1,766,142
17,500,000	Federal Home Loan Banks (1)	1.57%	02/14/20	17,466,441
10,285,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.06%)	1.72%	02/24/20	10,285,000
4,050,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.40%)	1.75%	02/25/20	4,050,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2019 (Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost
AGENCY OBLIGATIONS (continued)
$13,060,000	Federal Home Loan Banks (1)	1.59%	03/04/20	$13,023,752
5,610,000	Federal Home Loan Banks (1)	1.86%	03/13/20	5,589,176
9,975,000	Federal Home Loan Banks (1)	1.58%	03/18/20	9,940,351
4,255,000	Federal Home Loan Banks (1)	1.88%	03/25/20	4,236,355
2,440,000	Federal Home Loan Banks (1)	1.57%	04/01/20	2,430,453
7,540,000	Federal Home Loan Banks (1)	1.67%	04/03/20	7,507,837
7,270,000	Federal Home Loan Banks (1)	1.69%	04/08/20	7,236,653
6,575,000	Federal Home Loan Banks (1)	1.64%	04/15/20	6,543,588
34,065,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.04%)	1.70%	04/17/20	34,062,371
3,825,000	Federal Home Loan Banks (1)	1.62%	04/24/20	3,805,402
9,025,000	Federal Home Loan Banks	1.56%	05/01/20	9,023,412
26,795,000	Federal Home Loan Banks (1)	1.57%	05/06/20	26,647,855
2,905,000	Federal Home Loan Banks (2) (1 Month USD LIBOR + 0.05%)	1.76%	05/08/20	2,905,000
1,075,000	Federal Home Loan Banks (2) (1 Month USD LIBOR + 0.05%)	1.76%	05/08/20	1,075,000
5,635,000	Federal Home Loan Banks	1.60%	05/13/20	5,634,843
13,645,000	Federal Home Loan Banks (1)	1.56%	05/13/20	13,566,208
3,945,000	Federal Home Loan Banks	1.59%	05/14/20	3,944,672
2,770,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.02%)	1.68%	06/01/20	2,770,000
5,920,000	Federal Home Loan Banks (1)	1.58%	06/03/20	5,879,886
6,700,000	Federal Home Loan Banks (1)	1.56%	06/05/20	6,654,737
2,705,000	Federal Home Loan Banks	1.59%	06/17/20	2,704,736
5,270,000	Federal Home Loan Banks (1)	1.57%	06/25/20	5,229,550
9,710,000	Federal Home Loan Banks (2) (1 Month USD LIBOR + 0.01%)	1.72%	07/10/20	9,710,000
12,000,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.01%)	1.73%	07/15/20	12,000,000
1,055,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.08%)	1.62%	07/24/20	1,055,000
2,910,000	Federal Home Loan Banks (2) (1 Month USD LIBOR - 0.03%)	1.66%	08/04/20	2,910,000
7,635,000	Federal Home Loan Banks (1)	1.59%	08/14/20	7,558,790
3,835,000	Federal Home Loan Banks	2.63%	10/01/20	3,862,673
2,865,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.12%)	1.66%	10/07/20	2,865,000
22,450,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.13%)	1.67%	10/16/20	22,450,000
1,655,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.05%)	1.59%	01/22/21	1,655,000
1,915,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.04%)	1.58%	02/09/21	1,915,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2019 (Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost
AGENCY OBLIGATIONS (continued)
$5,830,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.12%)	1.66%	03/12/21	$5,830,000
4,745,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.17%)	1.71%	04/09/21	4,745,000
3,770,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.08%)	1.62%	07/08/21	3,770,000
5,960,000	Federal Home Loan Banks (2) (1 Day USD SOFR + 0.09%)	1.63%	09/10/21	5,960,000
1,610,000	Federal Home Loan Mortgage Corp. (1)	1.87%	01/17/20	1,608,662
4,040,000	Federal Home Loan Mortgage Corp. (1)	1.55%	03/10/20	4,027,998
2,315,000	Federal Home Loan Mortgage Corp. (2) (1 Day USD SOFR + 0.04%)	1.58%	04/03/20	2,315,000
5,050,000	Federal Home Loan Mortgage Corp. (1)	1.54%	05/19/20	5,019,972
4,680,000	Federal National Mortgage Association (1)	1.53%	01/24/20	4,675,425
	Total Agency Obligations (Cost $510,226,544)			510,226,544
	Total Investments – 50.8% (Cost $738,839,598)			738,839,598

REPURCHASE AGREEMENTS – 49.3%
78,000,000	Bank of Montreal Dated 12/31/19, To be repurchased at $78,006,717, (collateralized by $77,434,072 par amount of U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 2.88%; due 07/31/24 to 05/15/49; Total Fair Value $79,560,031)	1.55%	01/02/20	78,000,000
145,000,000	BNP Paribas Securities Co. Dated 12/31/19, To be repurchased at $145,012,567, (collateralized by $144,580,916 par amount of U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 5.25%; due 05/15/22 to 02/15/47; Total Fair Value $147,900,000)	1.56%	01/02/20	145,000,000
20,000,000	Goldman Sachs & Co. Dated 12/31/19, To be repurchased at $20,001,744 (collateralized by $19,938,677 par amount of Government National Mortgage Association, 2.50% to 6.50%; due 04/20/24 to 12/20/49; Total Fair Value $20,400,000)	1.57%	01/02/20	20,000,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2019 (Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS (continued)
$126,000,000	HSBC Securities (USA), Inc. Dated 12/31/19, To be repurchased at $126,010,850, (collateralized by $125,817,412 par amount of a U.S. Treasury Bill, U.S. Treasury Bonds, U.S. Treasury Notes, and U.S. Treasury Strips, 0.00% to 6.25%; due 01/28/20 to 05/15/2049; Total Fair Value $128,520,000)	1.55%	01/02/20	$126,000,000
2,000,000	HSBC Securities (USA), Inc. Dated 12/31/19, To be repurchased at $2,000,174 (collateralized by $1,975,456 par amount of a U.S. Treasury Bond, 4.75%; due 02/15/41; Total Fair Value $2,040,093)	1.57%	01/02/20	2,000,000
10,000,000	Mitsubishi UFJ Securities Co. Dated 12/31/19, To be repurchased at $10,000,872 (collateralized by $9,974,378 par amount of Government National Mortgage Association, 2.50% to 4.50%; due 12/20/46 to 11/20/49; Total Fair Value $10,200,000	1.57%	01/02/20	10,000,000
12,000,000	Natixis S.A. Dated 12/31/19, To be repurchased at $12,001,033 (collateralized by $11,950,416 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 0.75% to 3.63%; due 05/31/23 to 11/15/48; Total Fair Value $12,240,005)	1.55%	01/02/20	12,000,000
3,000,000	Natixis S.A. Dated 12/31/19, To be repurchased at $3,000,262 (collateralized by $2,989,643 par amount of Federal National Mortgage Backed Securities, Government National Mortgage Association, U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 5.00%; due 07/31/21 to 10/20/49; Total Fair Value $3,060,117)	1.57%	01/02/20	3,000,000
82,000,000	TD Securities (USA), LLC Dated 12/31/19, To be repurchased at $82,007,061 (collateralized by $82,000,089 par amount of a U.S. Treasury Note, 2.00%; due 12/31/21; Total Fair Value $83,640,090)	1.55%	01/02/20	82,000,000
65,000,000	TD Securities (USA), LLC Dated 12/31/19, To be repurchased at $65,005,669 (collateralized by $64,837,086 par amount of Federal National Mortgage Backed Securities, 2.50% to 3.50%; due 01/01/48 to 01/01/50; Total Fair Value $66,950,001)	1.57%	01/02/20	65,000,000

See accompanying notes to financial statements.

Government Portfolio Schedule of Investments December 31, 2019 (Concluded)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS (continued)
$175,000,000	The Bank of Nova Scotia Dated 12/31/19, To be repurchased at $175,015,069 (collateralized by $173,800,780 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 1.63% to 2.88%; due 01/15/21 to 08/15/45; Total Fair Value $178,515,392)	1.55%	01/02/20	$175,000,000

	Total Repurchase Agreements (Cost $718,000,000)			718,000,000

	Total Investments in Securities – 100.1% (Cost $1,456,839,598)			1,456,839,598

	Liabilities in excess of Other Assets – (0.1)%			(1,267,576)

	Net Assets – 100.0%			$1,455,572,022

	Net Asset Value Per Participation Certificate			$1.00

(1) Interest Rate disclosed represents the discount rate at the time of purchase.

(2) Variable rate security. The rate shown is the rate in effect at December 31, 2019. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

(3) This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

LIBOR London Interbank Offered Rate

SOFR Secured Overnight Financing Rate

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2019

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
TOTAL INVESTMENTS – 68.2%
U.S. TREASURY OBLIGATIONS – 3.4% (1)
$6,000,000	U.S. Treasury Bill	1.57%	01/21/20	$5,995,360
1,000,000	U.S. Treasury Bill	1.83%	03/12/20	997,106
	Total U.S. Treasury Obligations (Cost $6,991,183)			6,992,466

BANK OBLIGATIONS – 27.0%
CERTIFICATES OF DEPOSIT – 1.5%
1,000,000	Bank of America NA (2) (1 Month USD LIBOR + 0.28%)	1.99%	10/06/20	1,000,150
2,000,000	Citibank NA	2.22%	01/07/20	2,000,194
				3,000,344

EURO CERTIFICATES OF DEPOSIT – 3.9%
1,000,000	ABN AMRO Bank NV	2.09%	02/13/20	1,000,253
3,000,000	Bank of Montreal, London	2.00%	01/06/20	3,000,084
1,000,000	Credit Industriel Et Commercia, UK (1)	2.69%	02/10/20	998,215
1,000,000	Credit Industriel Et Commercia, UK (1)	1.95%	09/04/20	987,161
2,000,000	Nationwide Building Society	2.01%	01/06/20	2,000,019
				7,985,732

YANKEE CERTIFICATES OF DEPOSIT – 21.6%
3,000,000	Bank of Montreal, Chicago	2.00%	03/18/20	3,000,716
1,000,000	Bank of Montreal, Chicago (2) (3 Month USD LIBOR + 0.14%)	2.04%	11/18/20	1,000,370
1,500,000	Bank of Nova Scotia, Houston (2) (1 Month USD LIBOR + 0.23%)	1.97%	08/17/20	1,499,816
1,500,000	Bank of Nova Scotia, Houston (2) (1 Month USD LIBOR + 0.23%)	1.99%	08/20/20	1,499,736
1,000,000	Bank of Nova Scotia, Houston (2) (1 Day USD SOFR + 0.45%)	2.00%	10/23/20	1,000,794
1,500,000	Cooperatieve Rabobank UA, New York (2) (1 Month USD LIBOR + 0.19%)	1.89%	05/08/20	1,500,070
1,000,000	Cooperatieve Rabobank UA, New York (2) (3 Month USD LIBOR + 0.15%)	2.21%	10/05/20	1,000,452
1,000,000	Credit Agricole Corporate and Investment Bank, New York (2) (3 Month USD LIBOR + 0.13%)	2.04%	03/20/20	1,000,252
1,000,000	Credit Industriel Et Commercia SA, New York	1.88%	05/04/20	1,000,196
1,500,000	Credit Industriel Et Commercia SA, New York (2) (1 Month USD LIBOR + 0.23%)	2.00%	08/20/20	1,499,825
1,000,000	Credit Suisse AG, New York	2.70%	05/01/20	1,002,425
1,000,000	Credit Suisse AG, New York (2) (1 Day USD SOFR + 0.30%)	1.84%	06/19/20	1,000,046
3,000,000	Landesbank Hessen Thueringen Girozentrale, New York	2.20%	01/23/20	3,001,126

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2019 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
BANK OBLIGATIONS (continued)
YANKEE CERTIFICATES OF DEPOSIT (continued)
$1,855,000	Mizuho Bank Ltd., New York	1.93%	05/01/20	$1,855,394
1,500,000	Mizuho Bank Ltd., New York (2) (3 Month USD LIBOR + 0.10%)	2.05%	10/01/20	1,500,000
1,000,000	MUFG Bank Ltd., New York (2) (3 Month USD LIBOR + 0.14%)	2.04%	05/11/20	1,000,318
2,000,000	Natixis SA , New York	2.72%	04/03/20	2,003,788
2,000,000	Nordea Bank APB, New York (2) (3 Month USD LIBOR + 0.10%)	1.99%	09/10/20	1,999,995
1,000,000	Norinchukin Bank, New York	1.94%	04/29/20	1,000,144
1,000,000	Sumitomo Mitsui Banking Corp., New York (2) (1 Month USD LIBOR + 0.27%)	1.98%	05/01/20	1,000,020
1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	2.25%	01/08/20	1,000,135
1,500,000	Sumitomo Mitsui Trust Bank Ltd., New York (2) (3 Month USD LIBOR + 0.24%)	2.24%	01/15/20	1,500,103
1,500,000	Sumitomo Mitsui Trust Bank Ltd., New York (2) (1 Month USD LIBOR + 0.20%)	1.96%	02/19/20	1,500,332
1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York (2) (3 Month USD LIBOR + 0.20%)	2.10%	05/18/20	1,000,560
1,000,000	Sumitomo Mitsui Trust Bank Ltd., New York (2) (3 Month USD LIBOR + 0.07%)	1.97%	05/26/20	1,000,075
1,000,000	Svenska Handelsbanken AB, New York (2) (3 Month USD LIBOR + 0.15%)	2.24%	10/02/20	1,000,371
1,000,000	Svenska Handelsbanken AB, New York (2) (3 Month USD LIBOR + 0.15%)	2.15%	10/15/20	1,000,386
2,500,000	Toronto Dominion Bank, New York	1.90%	04/30/20	2,500,417
1,500,000	Toronto Dominion Bank, New York (2) (1 Month USD LIBOR + 0.20%)	1.92%	06/10/20	1,499,835
1,000,000	Toronto Dominion Bank, New York (2) (1 Day USD SOFR + 0.31%)	1.86%	07/16/20	1,000,105
1,000,000	Toronto Dominion Bank, New York	2.17%	07/29/20	1,001,639
1,000,000	Westpac Banking Corp., New York (2) (3 Month USD LIBOR + 0.15%)	2.04%	12/09/20	1,000,089
				44,369,530
	Total Bank Obligations (Cost $55,340,360)			55,355,606

CORPORATE DEBT – 30.7%
COMMERCIAL PAPER – 30.7%
ASSET BACKED SECURITIES – 12.7% (3)
2,000,000	Antalis SA (1)	1.70%	01/07/20	1,999,296
2,000,000	Bedford Row Funding Corp. (1)	1.65%	01/07/20	1,999,335
2,500,000	Cancara Asset Securitisation LLC (1)	1.91%	04/02/20	2,487,891
1,000,000	Crown Point Capital Co. LLC	2.30%	02/03/20	1,000,408

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2019 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
ASSET BACKED SECURITIES (continued)
$1,000,000	Glencove Funding LLC (2) (1 Week USD LIBOR + 0.12%)	1.63%	06/11/20	$1,000,000
2,000,000	Kells Funding LLC (1)	1.92%	02/05/20	1,996,440
1,000,000	Kells Funding LLC (1)	2.02%	02/19/20	997,486
2,000,000	Kells Funding LLC (1)	2.00%	03/19/20	1,991,837
2,000,000	Nieuw Amsterdam Receivables Corp. (1)	1.85%	03/04/20	1,993,433
1,500,000	Old Line Funding LLC (1)	2.10%	02/03/20	1,497,492
2,500,000	Regency Markets No. 1 LLC (1)	2.00%	01/15/20	2,498,146
1,500,000	Ridgefield Funding Co. LLC (1)	1.90%	04/06/20	1,492,200
1,000,000	Ridgefield Funding Co. LLC (2) (1 Month USD LIBOR + 0.25%)	1.97%	06/10/20	999,926
2,000,000	Thunder Bay Funding LLC (1)	2.10%	02/03/20	1,996,581
2,000,000	Thunder Bay Funding LLC (1)	1.94%	03/18/20	1,992,217
				25,942,688

FINANCIAL COMPANIES – 16.8%
2,000,000	Australia and New Zealand Banking Group Ltd. (1) (3)	1.89%	03/13/20	1,992,550
3,000,000	Cooperatieve Rabobank UA, New York (1)	1.90%	02/07/20	2,994,449
1,000,000	DBS Bank Ltd. (1) (3)	1.98%	02/20/20	997,461
4,000,000	Dexia Credit Local SA (1)	2.05%	02/25/20	3,988,284
1,000,000	ING US Funding LLC (2) (3) (1 Month USD LIBOR + 0.25%)	2.01%	08/20/20	999,785
1,000,000	Landesbank Hessen Thueringen Girozentrale, New York (1) (3)	1.90%	04/24/20	994,320
1,000,000	Macquarie Bank Ltd. (1) (3)	1.91%	02/28/20	997,037
1,500,000	Macquarie Bank Ltd. (1) (3)	1.91%	03/02/20	1,495,316
1,000,000	Macquarie Bank Ltd. (2) (3) (3 Month USD LIBOR + 0.12%)	2.01%	05/07/20	1,000,238
1,000,000	Macquarie Bank Ltd. (2) (3) (1 Month USD LIBOR + 0.25%)	1.96%	07/07/20	1,000,112
1,000,000	National Australia Bank Ltd. (2) (3) (1 Month USD LIBOR + 0.23%)	1.99%	08/20/20	999,882
1,000,000	National Australia Bank Ltd. (2) (3) (3 Month USD LIBOR + 0.12%)	2.01%	12/09/20	999,997
1,000,000	National Securities Clearing Corp. (1) (3)	1.84%	06/08/20	992,031
3,500,000	NRW Bank (1) (3)	1.85%	01/09/20	3,498,484
1,000,000	NRW Bank (1) (3)	1.90%	04/03/20	995,169
1,000,000	Ontario Teachers Finance Trust (1) (3)	2.56%	01/02/20	999,915
1,500,000	Ontario Teachers Finance Trust (1) (3)	2.50%	01/08/20	1,499,486
1,000,000	Ontario Teachers Finance Trust (1) (3)	2.12%	03/23/20	995,986
1,500,000	Royal Bank of Canada (2) (3) (1 Month USD LIBOR + 0.18%)	1.89%	05/01/20	1,500,030
2,000,000	Suncorp Metway Ltd. (1) (3)	1.92%	06/02/20	1,982,889

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2019 (Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$1,500,000	Suncorp Metway Ltd. (1) (3)	1.90%	06/09/20	$1,486,583
1,000,000	UBS AG, UK (2) (3) (3 Month USD LIBOR + 0.20%)	2.21%	07/10/20	1,000,258
1,000,000	Westpac Banking Corp. (2) (3) (3 Month USD LIBOR + 0.15%)	2.16%	01/10/20	1,000,033
				34,410,295

NON-FINANCIAL COMMERCIAL PAPER – 1.2%
1,000,000	Shell International Finance BV (1) (3)	2.05%	06/30/20	990,895
1,500,000	Toyota Motor Credit Corp. (2) (3 Month USD LIBOR + 0.03%)	2.03%	01/07/20	1,500,002
				2,490,897
	Total Commercial Paper			62,843,880
	Total Corporate Debt (Cost $62,838,434)			62,843,880

NON-U.S. SUB-SOVEREIGN – 3.2% (1)
3,000,000	CDP Financial Inc. (3)	1.78%	01/02/20	2,999,752
1,000,000	CPPIB Capital Inc. (3)	2.63%	03/09/20	996,642
1,500,000	European Investment Bank	2.14%	03/30/20	1,493,175
1,000,000	PSP Capital Inc. (3)	1.80%	05/19/20	992,973
	TOTAL NON-U.S. SUB-SOVEREIGN (Cost $6,479,998)			6,482,542

TIME DEPOSITS – 3.9%
6,079,000	Credit Agricole Corporate And Investment Bank SA	1.53%	01/02/20	6,079,000
2,000,000	Mizuho Bank Ltd., New York	1.58%	01/02/20	2,000,000
	Total Time Deposits (Cost $8,079,000)			8,079,000
	Total Investments – 68.2% (Cost $139,728,975)			139,753,494

REPURCHASE AGREEMENTS – 31.7%
28,000,000	BNP Paribas Securities Co. Dated 12/31/19, To be repurchased at $28,002,427 (collateralized by $27,858,155 par amount of a U.S. Treasury Bond, U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 2.63%; due 7/15/21 to 11/15/46; Total Fair Value $28,560,000)	1.56%	01/02/20	28,000,000

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2019 (Concluded)

				Fair
Par Value	Issuer	Interest Rate	Maturity	Value
REPURCHASE AGREEMENTS (continued)
$8,000,000	HSBC Securities (USA), Inc. Dated 12/31/19, To be repurchased at $8,000,689 (collateralized by $8,000,000 par amount of a U.S. Treasury Strip, 0.00%; due 08/15/47; Total Fair Value $8,160,000)	1.55%	01/02/20	$8,000,000
3,000,000	J.P. Morgan Chase & Co. Dated 12/31/19, To be repurchased at $3,000,262 (collateralized by $2,993,013 par amount of a Freddie Mac Gold Participating Certificate and Government National Mortgage Association, 3.00% to 4.50%; due 06/01/39 to 11/20/46; Total Fair Value $3,060,564)	1.57%	01/02/20	3,000,000
26,000,000	TD Securities (USA), LLC Dated 12/31/19, To be repurchased at $26,002,268(collateralized by $25,938,844 par amount of Federal National Mortgage Backed Securities, 3.00%; due 11/01/49; Total Fair Value $26,780,001)	1.57%	01/02/20	26,000,000
	Total Repurchase Agreements (Cost $65,000,000)			65,000,000
	Total Investments in Securities – 99.9% (Cost $204,728,975)			204,753,494

	Other Assets in excess of Liabilities – 0.1%			103,158

	Net Assets – 100.0%			$204,856,652

	Net Asset Value Per Participation Certificate			$0.9999

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at December 31, 2019. The rate floats based upon the published reference rate and spread disclosed in the Portfolio of Investments.

(3)	Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

LIBOR London Interbank Offered Rate

SOFR Secured Overnight Financing Rate

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2019

	Government		Money Market
	Portfolio		Portfolio
ASSETS
Investments at amortized cost, and fair value, respectively	$738,839,598	(1)	$139,753,494
Repurchase Agreements, at cost, which approximates fair value	718,000,000		65,000,000
Cash	819,099		914
Accrued interest receivable	728,658		260,255
Other assets	16,090		4,606
Total Assets	1,458,403,445		205,019,269

LIABILITIES
Dividends payable	223,149		86,129
Payable for securities purchased	2,430,454		—
Accrued expenses payable
Investment advisory fees (Note 4)	53,767		13,675
Administration fees (Note 4)	21,961		6,281
Custodian fees (Note 4)	29,240		8,925
Transfer agent fees (Note 4)	1,622		10,508
Director fees	18,675		2,992
Other liabilities	52,555		34,107
Total Liabilities	2,831,423		162,617
NET ASSETS	$1,455,572,022		$204,856,652

NET ASSETS CONSIST OF:
Paid-in Capital	$1,455,542,564		$204,833,365
Distributable Earnings	29,458		23,287
TOTAL NET ASSETS	$1,455,572,022		$204,856,652

Total Participation Certificates (PCs) outstanding (3 billion shares authorized for each Portfolio, $0.001 Par Value)	1,455,542,564		204,872,173

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$0.9999
Investments in securities, at cost	$1,456,839,598		$204,728,975

(1) Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations For the Year Ended December 31, 2019

	Government Portfolio	Money Market Portfolio
INTEREST INCOME	$25,018,800	$4,847,110

EXPENSES
Investment advisory and servicing fees (Note 4)	1,526,626	395,137
Administration fees (Note 4)	565,952	99,406
Custodian fees (Note 4)	108,115	38,644
Transfer agent fees (Note 4)	9,017	34,334
Audit and tax fees	25,499	25,499
Printing fees	20,551	10,555
Fund compliance fees	55,185	10,457
Legal fees	42,920	8,917
Insurance expense	36,958	7,678
Trustee expense	28,043	5,470
S&P Rating fees	16,141	2,667
Miscellaneous	12,293	5,711
Total Expenses	2,447,300	644,475
Less fees waived and/or reimbursed (Note 4)	(1,315,478)	(296,555)
Net Expenses	1,131,822	347,920
NET INVESTMENT INCOME	23,886,978	4,499,190
NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	190,074	17,710
NET CHANGE IN UNREALIZED APPRECIATION ON SECURITIES	—	29,229
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,077,052	$4,546,129

See accompanying notes to financial statements.

Government Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$23,886,978	$15,976,322
Net realized gain on securities sold	190,074	14,576
Net increase in net assets resulting from operations	24,077,052	15,990,898

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0214 and $0.0177 per PC, respectively	(24,058,149)	(15,976,322)
Net decrease in net assets from dividends and distributions to PC Holders	(24,058,149)	(15,976,322)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	11,440,950,193	8,046,787,691
Reinvestment of dividends	20,334,217	13,214,546
Cost of PCs repurchased	(10,757,383,516)	(8,016,345,004)
Net increase in net assets resulting from capital transactions	703,900,894	43,657,233
Total increase in net assets	703,919,797	43,671,809

NE T ASSETS:
Beginning of year	751,652,225	707,980,416
End of year	$1,455,572,022	$751,652,225

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	11,440,950,193	8,046,787,691
Reinvestments of dividends	20,334,217	13,214,546
PCs repurchased	(10,757,383,516)	(8,016,345,004)
Net increase in PC’s outstanding	703,900,894	43,657,233

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$4,499,190	$3,018,425
Net realized gain/(loss) on securities sold	17,710	(1,720)
Net change in unrealized appreciation on securities	29,229	446
Net increase in net assets resulting from operations	4,546,129	3,017,151

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0224 and $0.0191 per PC, respectively	(4,518,357)	(3,018,425)
Net decrease in net assets from dividends and distributions to PC Holders	(4,518,357)	(3,018,425)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	484,186,241	394,400,778
Reinvestment of dividends	2,834,047	2,027,776
Cost of PCs repurchased	(549,815,979)	(193,864,593)
Net increase/(decrease) in net assets resulting from capital transactions	(62,795,691)	202,563,961
Total increase/(decrease) in net assets	(62,767,919)	202,562,687

NET ASSETS:
Beginning of year	267,624,571	65,061,884
End of year	$204,856,652	$267,624,571

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	484,162,230	394,456,395
Reinvestments of dividends	2,833,949	2,027,921
PCs repurchased	(549,789,249)	(193,890,849)
Net increase/(decrease) in PC’s outstanding	(62,793,070)	202,593,467

See accompanying notes to financial statements.

Government Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0213	0.0177	0.0079	0.0022	0.0002
Net Realized Gain (Loss) on Investments	0.0001	— (1)	— (1)	—	—
Total From Investment Operations	0.0214	0.0177	0.0079	0.0022	0.0002

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0214)	(0.0177)	(0.0079)	(0.0022)	(0.0002)
Total Dividends and Distributions	(0.0214)	(0.0177)	(0.0079)	(0.0022)	(0.0002)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	2.16%	1.78%	0.79%	0.22%	0.02%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$1,455,572	$751,652	$707,980	$401,662	$102,110

Ratio of Net Expenses to Average Net Assets (2)	0.10%	0.10%	0.10%	0.10%	0.07%

Ratio of Net Investment Income to Average Net Assets (3)	2.11%	1.78%	0.81%	0.23%	0.02%

(1) Less than $0.0001 per share.

(2) Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.22%, 0.23%, 0.28%, 0.31% and 0.34% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(3) Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 1.99%, 1.65%, 0.63%, 0.02% and (0.25)% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/19	12/31/18	12/31/17	12/31/16*	12/31/15
Net Asset Value, Beginning of Year	$0.9998	$0.9998	$0.9999	$1.0000	$1.00

Investment Operations:
Net Investment Income	0.0223	0.0191	0.0080	0.0030	0.0006
Net Realized and Unrealized Gain (Loss) on Investments	0.0002	— (1)	(0.0001)	0.0001	0.0001
Total From Investment Operations	0.0225	0.0191	0.0079	0.0031	0.0007

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0224)	(0.0191)	(0.0080)	(0.0032)	(0.0007)
Total Dividends and Distributions	(0.0224)	(0.0191)	(0.0080)	(0.0032)	(0.0007)
Net Asset Value, End of Year	$0.9999	$0.9998	$0.9998	$0.9999	$1.00
Total Return	2.28%	1.93%	0.78%	0.32%	0.07%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$204,857	$267,625	$65,062	$37,470	$194,735

Ratio of Net Expenses to Average Net Assets (2)	0.18%	0.18%	0.18%	0.18%	0.17%

Ratio of Net Investment Income to Average Net Assets (3)	2.26%	1.93%	0.88%	0.29%	0.05%

*   Beginning October 11, 2016, the Money Market Portfolio transacts at a floating NAV per share that uses four decimal-place precision (see Note 2).

(1) Less than $0.0001 per share

(2) Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.32%, 0.36%, 0.57%, 0.33% and 0.31% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(3) Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 2.11%, 1.75%, 0.49%, 0.14% and (0.08)% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2019

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company and is organized as a Maryland Corporation governed by a Board of Trustees (the “Board of Trustees” or the “Board”). The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The assets and liabilities of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held.

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations, bank and commercial obligations and repurchase agreements relating to such obligations.

Indemnification

In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend the rules under the 1940 Act which govern the operations of money market mutual funds, including the Government Portfolio and the Money Market Portfolio. The amended rules effectively created three categories of money market funds: Government, Retail and Institutional. Under the amended rules, Government and Retail money market funds may continue to seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to certain conditions. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except where otherwise permitted under SEC rules). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees or redemption gates under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees and redemption gates at this time as permitted under the amended rules.

The Money Market Portfolio operates as an institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes market-based prices to value its portfolio holdings, except to the extent that market information is not readily available or deemed by the investment advisor to be unreliable in which case the portfolio holding is valued pursuant to procedures approved by the Board; (3) as of October 11, 2016, transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the investment advisor’s determination that such valuations represent the securities’ fair value which is further subject to Board oversight); and (4) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed and/or temporarily suspend redemptions in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to the Board’s, including a majority of the Trustees who are not “interested persons” of the Portfolio as defined in the 1940 Act (the “Independent Trustees”), determination that such action is in the best interest of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

19

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2019
(Continued)

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers, subject to the seller’s agreement to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. The collateral consists of U.S. Government and U.S. Government agency securities, the market value of which, on a daily basis, must be maintained at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of December 31, 2019, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for the Portfolio and exceeded the value of the corresponding repurchase agreement at December 31, 2019.

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory and servicing fees, custodian fees, and transfer agent fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

20

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2019
(Continued)

Management Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service which may use the following inputs/techniques: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers, and reference data, including market research publications. Securities held within the Government Portfolio are generally valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Management monitors and evaluates the Levels 1, 2 and 3 investment holdings in each Portfolio. Various factors are considered in classifying Portfolios’ holdings, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services. As of December 31, 2019, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below.

	Total Fair Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$228,613,054	$—	$228,613,054	$—
Agency Obligations	510,226,544	—	510,226,544	—
Repurchase Agreements	718,000,000	—	718,000,000	—
	$1,456,839,598	$—	$1,456,839,598	$—
Money Market Portfolio
U.S. Treasury Obligations	$6,992,466	$—	$6,992,466	$—
Bank Obligations	55,355,606	—	55,355,606	—
Corporate Debt	62,843,880	—	62,843,880	—
Non-U.S. Sub-Sovereign	6,482,542	—	6,482,542	—
Time Deposits	8,079,000	—	8,079,000	—
Repurchase Agreements	65,000,000	—	65,000,000	—
	$204,753,494	$—	$204,753,494	$—

21

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2019
(Continued)

Due to the inherent uncertainty in determining the fair value of investments that do not have a readily available market quotation, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly traded securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates and Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory and service agent, distribution, administrative, custodian and transfer agent services, and certain other management services, as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund. All Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”). As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30% of each Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets; (ii) BALLC has agreed to waive fees to cap the total expenses of the Money Market Portfolio at 0.175% of the average daily net assets up to $1 billion, 0.16% of the average daily net assets between $1 billion and $2 billion, and 0.155% of the average daily net assets above $2 billion; and (iii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio (collectively, “other fee waivers”).

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses and other fee waivers, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver and the other fee waivers, either the portfolio yield for such day would be not less than 0.01% or the Administrator would have waived all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees or all fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, either the portfolio yield for such day would be not less than 0.01% or BALLC would have waived all of its fees for such day. The Administrator and BALLC cannot terminate any of the fee waivers disclosed herein prior to May 1, 2020 without the consent of the Board. BALLC and the Administrator will not recoup from the Portfolios any previously waived fees or reimbursed expenses in any subsequent years.

BALLC and the Administrator have also entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund nor the Portfolios are a party to, or financially responsible for, this minimum fee agreement.

22

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2019
(Continued)

As a result of the foregoing waivers, for the year ended December 31, 2019, the Administrator waived $340,593 and $19,881 which the Administrator was otherwise entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. BALLC waived $974,885 and $276,674 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the year ended December 31, 2019.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (US) Inc. (previously defined as “BNY Mellon Investment Servicing”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon Investment Servicing are wholly–owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon Investment Servicing earn fees from the Portfolios for serving in these capacities.

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the 1940 Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee plus out of pocket expenses for the services provided, which is paid monthly in arrears by the Fund.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides a Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios’ tax returns are subject to examination by federal, state and local jurisdictions, where applicable, for the last three years.

The tax character of distributions paid by the Portfolios during the years ended December 31, 2019 and 2018 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government Portfolio
2019	$24,058,149	$—
2018	15,976,322	—
Money Market Portfolio
2019	$4,518,357	$—
2018	3,018,425	—

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government Portfolio	$29,490	$—	$(32)	$—	$29,458
Money Market Portfolio	—	—	24,519	(1,232)	23,287

As of December 31, 2019, the Government Portfolio and the Money Market Portfolio had no capital loss carryforwards.

23

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2019
(Continued)

During the year ended December 31, 2019, the Money Market Portfolio utilized $1,719 of prior year capital loss carryforward.

For the Money Market Portfolio, the aggregate cost basis of securities for U.S. federal income tax purposes was

$204,728,975. As of December 31, 2019, the Money Market Portfolio had net unrealized appreciation of $24,519, which consisted of aggregate gross unrealized appreciation of $28,077 and aggregate gross unrealized depreciation of $3,558. For the Government Portfolio, the aggregate cost basis of securities for U.S. federal income tax purposes was $1,456,839,630. As of December 31, 2019, the Government Portfolio had net unrealized depreciation of $32, which consisted of aggregate gross unrealized depreciation of $32.

Note 6. Principal Risks

Credit Risk — Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent.

Financial Services Industry Concentration Risk (Money Market Portfolio Only) — A substantial part of the Money Market Portfolio’s investments, 25% or more of the Portfolio’s total assets, may, under normal circumstances, be comprised of securities issued by companies in the financial services industry, which includes obligations of domestic branches of U.S. banks and U.S. branches of foreign banks subject to the same regulations as U.S. banks. As a result, the Portfolio will be more susceptible to any economic, business, political or other developments which generally affect this industry. Because of its concentration in the financial services industry, the Portfolio will be exposed to a larger extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

Extension Risk (Money Market Portfolio Only) — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Foreign Exposure Risk (Money Market Portfolio Only) — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks. Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk — Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio.

LIBOR Transition Risk — The Portfolio may invest in fixed income securities that are based on the London Interbank Offered Rate (LIBOR). LIBOR transition risk is the risk that the transition from LIBOR to alternative interest rate benchmarks is not orderly, occurs over various time periods or has unintended consequences.

Liquidity and Leverage Risks — Certain investment strategies employed by the Portfolios may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

24

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2019
(Continued)

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolios invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields.

Repurchase Agreement Risk — The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk (Government Portfolio Only) — The Portfolio may not be able to maintain a stable net asset value (“NAV” per share) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

U.S. Government Obligations Risk — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk — The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.

Forward Commitment, When-Issued and Delayed Delivery Transactions Risk — When-issued and delayed delivery (delayed settlement) securities involve the risk that the security a Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Floating Net Asset Value Risk (Money Market Portfolio Only) — The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.

Fees & Gates Risk (Money Market Portfolio Only) — The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the Independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. In addition, if the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Money Market Portfolio will impose at least a 1% liquidity fee on Portfolio redemptions unless the Board, including a majority of the Independent Trustees, determines that imposing such fee is not in the best interests of the Portfolio.

25

Plan Investment Fund, Inc.
Notes to Financial Statements
December 31, 2019
(Concluded)

Note 7. New Accounting Pronouncement

In August 2018, the FASB issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has adopted these amendments and there was no significant impact to the accompanying notes.

Note 8. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to December 31, 2019, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the financial statements.

26

Cohen & Company, LTD. 1350 Euclid Ave Cleveland, OH 44115 USA Tel: +1-800-229-1090 Fax: +1-866-818-4538 cohencpa.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Invest- ment Fund, Inc. (the “Fund”), comprised of the Government Portfolio and Money Market Portfolio, as of December 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended December 31, 2016, and prior, were audited by other auditors whose report dated February 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, counterparties and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 20, 2020

27

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2019

MANAGEMENT OF THE PORTFOLIOS

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Nicholas G. Chiarello 4705 University Drive Durham, NC 27707 Age 41	Trustee	Indefinite, since 2018	2014 to Present – Director of Investments and Assistant Treasurer, Blue Cross and Blue Shield of North Carolina	Two	None

Sandra M. Clarke 601 12th Street Oakland, CA 94607 Age 51	Trustee	Indefinite, since 2019(1)	2018 to Present – Senior Vice President and Chief Financial Officer, Blue Shield of California 2015 to 2018 – Regional Chief Financial Officer, Daiichi Sankyo, Inc.	Two	None

William A. Coats 4800 Deerwood Campus Parkway, Building 100 Jacksonville, FL 32246 Age 65	Trustee	Indefinite, since 2018	2014 to Present – Vice President, Treasurer and Chief Investment Officer of GuideWell and Blue Cross and Blue Shield of Florida	Two	None

W. Dennis Cronin 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age 53	Trustee	Indefinite, since 2015	2014 to Present – Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer, Highmark Health	Two	None

John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age 63	Trustee	Indefinite, since 2015	2014 to Present – Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Two	None

28

Plan Investment Fund, Inc.

Trustees and Officers Disclosure
(Unaudited)
December 31, 2019
(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Diane G. Gore 4000 House Avenue Cheyenne, WY 82001 Age 57	Trustee	Indefinite, since 2018	2019 to Present – President and Chief Executive Officer, and from 2017 to 2019 – Chief Operating Officer, and from 2014 to 2017 – Chief Financial Officer and Treasurer, Blue Cross Blue Shield of Wyoming	Two	None

Robert J. Kolodgy 225 N. Michigan Ave. Chicago, IL 60601 Age 62	Chairman Trustee	Indefinite, since 2014; Indefinite, since 2010	2016 to Present – Executive Vice President and Chief Financial Officer, and from 2014 to 2016 – Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association	Two	None

Gina L. Marting 818 Keeaumoku Street Honolulu, HI 96814 Age 58	Trustee	Indefinite, since 2018	2017 to Present – Senior Vice President, Chief Financial Officer and Treasurer, and from 2014 to 2017 – Senior Vice President, Accounting & Finance and Assistant Treasurer, Hawaii Medical Service Association	Two	None

29

Plan Investment Fund, Inc.

Trustees and Officers Disclosure
(Unaudited)
December 31, 2019
(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Carl R. McDonald 300 East Randolph Street, 39th Floor Chicago, IL 60601 Age 42	Trustee	Indefinite, since 2017	2015 to Present – Divisional Senior Vice President – Treasury, Investments & Corporate Development, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Montana, New Mexico, Oklahoma and Texas) 2013 to 2015 – Director, Citi Investment Research	Two	None

Michael J. Mizeur 2501 Faraway Drive Columbia, SC 29223 Age 50	Trustee	Indefinite, since 2016	2014 to Present – Executive Vice President, Chief Financial Officer and Treasurer, BlueCross BlueShield of South Carolina	Two	None

Vincent P. Price 100 SW Market Street Portland, OR 97201 Age 56	Trustee	Indefinite, since 2012	2014 to Present – Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Two	Director, Barrett Business Services, Inc. (since 2017)

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 60	Trustee	Indefinite, since 2009	2014 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama	Two	None

T. Ralph Woodard, Jr. 3000 E. Pine Avenue Meridian, ID 83642 Age 54	Trustee	Indefinite, since 2018	2017 to Present – Executive Vice President and Chief Financial Officer, Blue Cross of Idaho Health Service, Inc.

2014 to 2016 – Vice President, Treasurer and Chief Risk Officer, BlueCross BlueShield of Tennessee, Inc.

				Two	None

30

Plan Investment Fund, Inc.

Trustees and Officers Disclosure
(Unaudited)
December 31, 2019
(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 51	President and Chief Executive Officer	since 2014	2015 to Present – Chief Financial Officer and Treasurer, and from 2014 to 2015 – Senior Vice President of Finance and Treasurer, BCS Financial Corporation

Ann F. Frolik 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 53	Secretary and Anti-Money Laundering Officer	since 2018	2018 to Present – Deputy General Counsel, and from 2015 to 2018 – Associate Counsel, BCS Financial Corporation 2014 to 2015 – Attorney, R. Frolik, Inc.

Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 36	Chief Operating Officer	since 2015	2017 to Present – Vice President, Investment Services and Treasury, and from 2014 to 2017 – Director, Investment Services, BCS Financial Corporation

Brandon R. Kipp 10 High Street, Suite 302 Boston, MA 02110 Age 37	Chief Compliance Officer	since 2019(2)	2019 to Present – Director and Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC

2017 to 2019 – Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC

2014 to 2017 – Assistant Vice President and Compliance Manager, UMB Fund Services, Inc.

Christopher W. Roleke 10 High Street, Suite 302 Boston, MA 02110 Age 47	Treasurer	since 2015	2013 to Present – Managing Director and Fund Principal Financial Officer, Foreside Management Services, LLC

(1) Elected to an annual term.

(2) Less than one year.

31

Plan Investment Fund, Inc.
Trustees and Officers Disclosure
(Unaudited)
December 31, 2019
(Concluded)

Leadership Structure and Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board of Trustees. At December 31, 2019, there were 13 Trustees serving on the Board, including the Chairman of the Board. The Chairman presides at Board meetings and at meetings of PC holders. The Chairman, Robert Kolodgy, is not an “interested person” (as defined in the 1940 Act) of the Fund (or “Independent Trustee”). The Board exercises risk oversight of the Fund through receiving and reviewing compliance reports from, and making inquiries of, the Administrator and BALLC. These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing reports at regular Board meetings. The Board also receives and reviews periodic and annual reports from the Fund’s Chief Compliance Officer (“CCO”), has separate meetings between the Independent Trustees and the CCO, and makes additional inquiries of, the CCO.

The Fund does not pay any compensation to the Trustees or to its Officers for acting in such capacities.

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling (800) 621-9215.

32

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)

December 31, 2019

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Government Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Six Months Ended
	July 1, 2019	December 31, 2019	December 31, 2019*
Actual	$1,000.00	$1,009.80	$0.51
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Six Months Ended
	July 1, 2019	December 31, 2019	December 31, 2019*
Actual	$1,000.00	$1,010.00	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

33

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2019

Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	49.3%	$718,000,000
Agency Obligations	35.1	510,226,544
U.S. Treasury Obligations	15.7	228,613,054
Total Investments in Securities	100.1%	$1,456,839,598
Liabilities in excess of Other Assets	(0.1)%	(1,267,576)
Net Assets	100.0%	$1,455,572,022

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$795,894,099	54.6%
8-14 days	84,835,000	5.8
15-30 days	168,215,000	11.5
31-60 days	115,755,000	7.9
61-90 days	64,380,000	4.5
91-120 days	83,925,000	5.8
121-150 days	97,505,000	6.7
Over 150 days	46,230,000	3.2
Total Par Value	$1,456,739,099	100.0%

Weighted Average Maturity - 31 days

(1) Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Government Portfolio’s weighted average maturity.

34

Plan Investment Fund, Inc.

Fund Profile
(Unaudited)
December 31, 2019

Money Market Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Repurchase Agreements	31.7%	$65,000,000
Bank Obligations - Yankee Certificates of Deposit	21.6	44,369,530
Commercial Paper - Financial Companies	16.8	34,410,295
Commercial Paper - Asset Backed Securities	12.7	25,942,688
Time Deposit	3.9	8,079,000
Bank Obligations - Euro Certificates of Deposit	3.9	7,985,732
U.S. Treasury Obligations	3.4	6,992,466
Non-U.S. Sub-Sovereign	3.2	6,482,542
Bank Obligations - Certificates of Deposit	1.5	3,000,344
Commercial Paper - Non-Financial Companies	1.2	2,490,897
Total Investments in Securities	99.9%	$204,753,494
Other Assets in excess of Liabilities	0.1%	103,158
Net Assets	100.0%	$204,856,652

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1-7 days	$89,579,914	43.7%
8-14 days	19,500,000	9.5
15-30 days	24,000,000	11.7
31-60 days	23,500,000	11.5
61-90 days	20,500,000	10.0
91-120 days	11,000,000	5.4
121-150 days	8,355,000	4.1
Over 150 days	8,500,000	4.1
Total Par Value	$204,934,914	100.0%

Weighted Average Maturity - 33 days

(1) Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s weighted average maturity.

35

Plan Investment Fund, Inc.

Other Disclosures
(Unaudited)
December 31, 2019

Form N-MFP: The Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-MFP may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures with respect to each Portfolio, used to determine how to vote proxies relating to portfolio securities, are included in the Portfolio’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or

(ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal year ended December 31, 2019 as U.S. Government Income as follows:

Government Portfolio: 57.33%

Money Market Portfolio: 0.84%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations are as follows:

Government Portfolio: 100%

Money Market Portfolio: 100%

The Portfolios designate a percentage of ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act of 2004. They are as follows:

Government Portfolio: 93.83%

Money Market Portfolio: 100%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. Due to certain statutory limitations, shareholders of mutual funds who are residents of California, Connecticut or New York may be permitted to exclude the portion of ordinary income only if a mutual fund has invested at least 50% of its gross assets at the end of each quarter of the fund’s fiscal year in direct U.S. government obligations. For the fiscal year ended on December 31, 2019, only the Government Portfolio met the mentioned requirement. Due to the diversity in the state and local tax law, it is recommended that you consult your personal tax adviser as to your specific situation.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Code and the regulations there under.

36

[This page intentionally left blank]

[This page intentionally left blank]

2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700

Plan Investment Fund
Board of Trustees

Nicholas G. Chiarello Director of Investments and Assistant Treasurer Blue Cross and Blue Shield of North Carolina	Gina L. Marting Senior Vice President, Chief Financial Officer and Treasurer Hawaii Medical Service Association

Sandra M. Clarke Senior Vice President and Chief Financial Officer Blue Shield of California	Carl R. McDonald Divisional Senior Vice President Health Care Service Corporation

William A. Coats Vice President, Treasurer and Chief Investment Officer GuideWell and Blue Cross and Blue Shield of Florida	Michael J. Mizeur Executive Vice President, Chief Financial Officer and Treasurer BlueCross BlueShield of South Carolina

W. Dennis Cronin Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer Highmark Health	Vincent P. Price Executive Vice President and Chief Financial Officer Cambia Health Solutions, Inc.

John F. Giblin Executive Vice President and Chief Financial Officer BlueCross BlueShield of Tennessee, Inc.	Cynthia M. Vice Senior Vice President, Chief Financial Officer and Treasurer Blue Cross and Blue Shield of Alabama

Diane G. Gore President and Chief Executive Officer Blue Cross Blue Shield of Wyoming	T. Ralph Woodard, Jr. Executive Vice President and Chief Financial Officer Blue Cross of Idaho Health Service, Inc.

Robert J. Kolodgy Executive Vice President and Chief Financial Officer Blue Cross Blue Shield Association

INVESTMENT ADVISOR

BlackRock Advisors, LLC 100 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

Foreside Fund Services, LLC Three Canal Plaza

Portland, Maine 04101

Item 2.	Code of Ethics.

Not applicable to the registrant. Each series of the registrant operates as a money market fund. Accordingly, the registrant is not required to adopt a code of ethics under Rule 17j-1(c)(1)(i) under the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Vincent P. Price, independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

Item 4.	Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the registrant for the fiscal years ended December 31, 2019 and 2018 for professional services rendered by the registrant’s independent registered public accounting Firm, Cohen & Company, Ltd.

	Year Ended December 31,
	2019	2018
Audit fees	$45,000	$45,000
Audit-related fees	$0	$0
Tax fees	$6,000	$6,000
All other fees	$0	$0
Total	$51,000	$51,000

Audit fees include fees billed for professional services associated with the annual audits and filings of the registrant’s Form N-1A, Form N-CSR, and Form N-CEN and audits and filings pursuant to Rule 17f-2 under the 1940 Act. Audit-related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the annual review of the registrant’s financial statements. Tax fees represent fees billed for professional services rendered for tax compliance and tax advice by the registrant’s independent registered public accounting firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2019 and 2018 for which fees are included in the table above were pre-approved by the audit committee of the registrant.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the registrant also is required to pre-approve services by the registrant’s independent auditors to certain affiliated entities as defined by Securities and Exchange Commission (“SEC”) rules, including the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor, to the extent such services are determined to have a direct impact on the operations or financial reporting of the registrant. The amount of all other fees billed for services provided to the registrant’s investment advisor or affiliates of the advisor was $0 in 2019 and $0 in 2018.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the registrant, the registrant’s investment advisor and all the advisor’s affiliates as defined by SEC rules, totaled $0 in 2019 and $0 in 2018. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the independent registered public accounting firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the registrant has adopted policies that require that each engagement of the registrant’s independent auditors to render audit or non-audit services to the registrant be pre-approved by the registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the registrant. The registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations or financial reporting of the registrant. The foregoing pre-approval requirements will not apply to certain non-audit services, provided that such services are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 of Regulation S-X.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investment included in Item 1.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)   There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable

(a)(4) None

(b)       Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	Chief Operating Officer (Principal Executive Officer)
Date:	February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	Chief Operating Officer
Date:	February 26, 2020

By:	/s/ Christopher W. Roleke

Name:	Christopher W. Roleke
Title:	Treasurer (Principal Financial Officer)
Date:	February 26, 2020

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.